Financing receivables, net - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2021
Financing receivables, net
Impairment of investments	$ 15,000	$ 9,386	$ 0
Allowance for expected credit loss on financing receivables	0	0	$ 18,213
Micro-credit personal loans
Financing receivables, net
Financing Receivables, Non-accrual Status	0	0
Corporate loans
Financing receivables, net
Sale-and-leaseback arrangements under corporate loans , the principal amount due in January 2019 and the lessee unable to repay				$ 2,416
Impairment of investments				$ 10,430
Financing receivables, gross					$ 30,607
Allowance for expected credit loss on financing receivables					10,430
Net receivable amount	$ 14,384	$ 14,157			$ 20,177